Property and Equipment, Net - Summary of Property and Equipment, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 49,036	$ 34,770
Computer Hardware and Software [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	37,171	23,955
Office Furniture and Fixture [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	10,169	10,345
Buildings [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	852	$ 470
Vehicles [member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 844